Business Segment and Disaggregation of Revenue - Schedule of Revenue Disaggregated (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue Disaggregated [Line Items]
Total	$ 16,155,124	$ 18,612,534	$ 17,123,778
Sales of finished goods [Member]
Schedule of Revenue Disaggregated [Line Items]
Revenue	15,814,388	18,110,016	16,730,463
Sales for tooling [Member]
Schedule of Revenue Disaggregated [Line Items]
Revenue	$ 340,736	$ 502,518	$ 393,315